Income Taxes - Significant Components of Deferred Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred federal and state:
Total deferred federal and state	$ 68,719	$ 48,893	$ 70,229
Deferred ITC, net	(838)	(861)	(861)
Total deferred income tax expense	67,881	48,032	69,368
Property-related Items [Member]
Deferred federal and state:
Total deferred federal and state	76,217	65,931	52,814
Purchased Gas Cost Adjustments [Member]
Deferred federal and state:
Total deferred federal and state	361	(32,993)	15,049
Employee Benefits [Member]
Deferred federal and state:
Total deferred federal and state	(1,327)	623	109
All Other Deferred [Member]
Deferred federal and state:
Total deferred federal and state	$ (6,532)	$ 15,332	$ 2,257